FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2019 and 2018:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2019(1)	Interest rate caps of US$ LIBOR debt	$7,774	2.7% - 6.0%	May. 2020 - Sep. 2023	$—
	Interest rate swaps of US$ LIBOR debt	2,877	1.4% - 2.7%	Feb. 2020 - Feb. 2024	(57)
	Interest rate caps of £ LIBOR debt	3,096	2.0% - 2.5%	Jan. 2021 - Jan. 2022	—
	Interest rate swaps of £ LIBOR debt	74	1.5%	Apr. 2020	—
	Interest rate caps of € EURIBOR debt	109	1.3%	Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	184	3.0%	Oct. 2020 - Oct. 2022	—
	Cross currency swaps of C$ LIBOR Debt	600	4.3% - 5.0%	Oct. 2021 - Mar. 2024	(95)
Dec. 31, 2018	Interest rate caps of US$ LIBOR debt	$8,180	2.3% - 6.0%	Jan. 2019 - Sep. 2023	$2
	Interest rate swaps of US$ LIBOR debt	1,731	1.6% - 2.8%	Feb. 2020 - May 2024	(2)
	Interest rate caps of £ LIBOR debt	486	2.0%	Apr. 2020 - Jan. 2021	—
	Interest rate swaps of £ LIBOR debt	67	1.5%	Apr. 2020	—
	Interest rate caps of € EURIBOR debt	115	1.0% - 1.3%	Apr. 2020 - Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	176	3.0%	Oct. 2020 - Oct. 2022	—
	Interest rate swaps of C$ LIBOR debt	56	4.6%	Sep. 2023	—
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2019	(114)

(1)
The IBOR Amendments disclosed in Note 2(m), Summary of Significant Accounting Policies - Financial instruments and hedge accounting, have been applied to all outstanding hedging items as of December 31, 2019

The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2019 and 2018:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2019	Net investment hedges		€245	€0.85/$ - €0.91/$	Mar. 2020 - Jul. 2020	7
	Net investment hedges		£2,444	£0.74/$ - £0.85/$	Jan. 2020 - Sep. 2021	(247)
	Net investment hedges	A$	238	A$1.38/$ - A$1.48/$	Mar. 2020 - Mar. 2021	(5)
	Net investment hedges	C¥	962	C¥6.75/$ - C¥7.16/$	Apr. 2020 - Jun. 2021	—
	Net investment hedges	C$	355	C$1.31/$ - C$1.33/$	Jun. 2020 - Sep. 2021	—
	Net investment hedges	R$	1,582	R$4.16/$ - R$4.16/$	Jun. 2020 - Jun. 2020	(10)
	Net investment hedges	₩	720,095	₩1,149.50/$ - ₩1,174.30/$	Mar. 2020 - Mar. 2021	(7)
	Net investment hedges	Rs	—	Rs71.78/$ - Rs73.01/$	Mar. 2020 - Apr. 2020	—
	Net investment hedges		£77	£0.88/€ - £0.93/€	Jan. 2020 - Apr. 2021	—
	Cross currency swaps of C$ LIBOR debt	C$	800	C$1.29/$ - C$1.33/$	Oct. 2021 - Jul. 2023	(8)
Dec. 31, 2018	Net investment hedges		€649	€0.78/$ - €0.88/$	Jan. 2019 - May 2020	$13
	Net investment hedges		£3,175	£0.70/$ - £0.79/$	Feb. 2019 - Mar. 2020	104
	Net investment hedges	A$	1,038	A$1.28/$ - A$1.42/$	Jan. 2019 - Mar. 2020	20
	Net investment hedges	C¥	2,672	C¥6.35/$ - C¥6.91/$	Jan. 2019 - Nov. 2019	6
	Net investment hedges	C$	118	C$1.29/$ - C$1.34/$	Oct. 2019 - Nov 2019	4
	Net investment hedges	R$	158	R$3.90/$ - R$4.24/$	Jan. 2019 - Jun. 2019	(9)
	Net investment hedges	₩	618,589	₩1,087.00/$ - ₩1,130.90/$	Jan. 2019 - Nov. 2019	1
	Net investment hedges	Rs	31,422	Rs67.44/$ - Rs70.39/$	Feb. 2019 - May 2019	3
	Net investment hedges		£77	£0.88/€ - £0.92/€	Jan. 2019 - Feb. 2020	(1)
	Cross currency swaps of C$ LIBOR debt	C$	800	C$1.29/$ - C$1.33/$	Oct. 2021 - Jul. 2023	(31)

Disclosure of other derivatives
The following tables provide detail of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of December 31, 2019 and 2018:

(US$ millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2019	Interest rate caps	$5,663	2.5% - 5.0%	Mar. 2020 - Nov. 2021	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	1.1% - 6.4%	Jun. 2020 - Sep. 2031	(149)
	Interest rate swaps of US$ debt	2,003	1.7% - 4.6%	Nov. 2020 - Sep. 2023	(14)
Dec. 31, 2018	Interest rate caps	$9,750	3.0% - 7.0%	Mar. 2019 - Jan. 2022	$1
	Interest rate swaps on forecasted fixed rate debt	1,660	2.3% - 6.1%	Jun. 2019 - Nov. 2030	(67)
	Interest rate swaps of US$ debt	835	2.4% - 5.8%	Jul. 2019 - Oct. 2039	(14)
	Interest rate swaps on fixed rate debt	180	4.5% - 7.3%	Feb. 2019 - Jul. 2023	2

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2019		Dec. 31, 2018
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	FVTPL	$—	$—	$268	$268
Loans and notes receivable	Amortized cost	329	329	1,055	1,055
Other non-current assets
Securities - FVTPL	FVTPL	1,250	1,250	239	239
Derivative assets	FVTPL	10	10	13	13
Securities - FVTOCI	FVTOCI	121	121	260	260
Restricted cash	Amortized cost	154	154	161	161
Current assets
Derivative assets	FVTPL	80	80	234	234
Accounts receivable(1)	Amortized cost	514	514	808	808
Restricted cash	Amortized cost	239	239	631	631
Cash and cash equivalents	Amortized cost	1,438	1,438	3,288	3,288
Total financial assets		$4,135	$4,135	$6,957	$6,957
Financial liabilities
Debt obligations(2)	Amortized cost	$55,528	$56,112	$63,964	$64,561
Capital securities	Amortized cost	2,153	2,160	2,572	2,578
Capital securities - fund subsidiaries	FVTPL	922	922	813	813
Other non-current liabilities
Loan payable	FVTPL	—	—	24	24
Accounts payable	Amortized cost	778	778	1,770	1,770
Derivative liabilities	FVTPL	413	413	159	159
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	2,711	2,711	3,255	3,255
Derivative liabilities	FVTPL	289	289	181	181
Total financial liabilities		$62,794	$63,385	$72,738	$73,341

(1)
Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $4 million and $14 million as of December 31, 2019 and December 31, 2018, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $138 million and $153 million as of December 31, 2019 and December 31, 2018, respectively.

(3)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $2 million and $10 million as of December 31, 2019 and December 31, 2018, respectively.

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2019		Dec. 31, 2018
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	FVTPL	$—	$—	$268	$268
Loans and notes receivable	Amortized cost	329	329	1,055	1,055
Other non-current assets
Securities - FVTPL	FVTPL	1,250	1,250	239	239
Derivative assets	FVTPL	10	10	13	13
Securities - FVTOCI	FVTOCI	121	121	260	260
Restricted cash	Amortized cost	154	154	161	161
Current assets
Derivative assets	FVTPL	80	80	234	234
Accounts receivable(1)	Amortized cost	514	514	808	808
Restricted cash	Amortized cost	239	239	631	631
Cash and cash equivalents	Amortized cost	1,438	1,438	3,288	3,288
Total financial assets		$4,135	$4,135	$6,957	$6,957
Financial liabilities
Debt obligations(2)	Amortized cost	$55,528	$56,112	$63,964	$64,561
Capital securities	Amortized cost	2,153	2,160	2,572	2,578
Capital securities - fund subsidiaries	FVTPL	922	922	813	813
Other non-current liabilities
Loan payable	FVTPL	—	—	24	24
Accounts payable	Amortized cost	778	778	1,770	1,770
Derivative liabilities	FVTPL	413	413	159	159
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	2,711	2,711	3,255	3,255
Derivative liabilities	FVTPL	289	289	181	181
Total financial liabilities		$62,794	$63,385	$72,738	$73,341

(1)
Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $4 million and $14 million as of December 31, 2019 and December 31, 2018, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $138 million and $153 million as of December 31, 2019 and December 31, 2018, respectively.

(3)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $2 million and $10 million as of December 31, 2019 and December 31, 2018, respectively.

Disclosure of valuation techniques and inputs for fair value liabilities
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of valuation techniques and inputs for fair value assets
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2019			Dec. 31, 2018
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	7.0%	5.6%	12	6.9%	5.6%	12
Canada	Discounted cash flow	5.9%	5.2%	10	6.0%	5.4%	10
Australia	Discounted cash flow	6.8%	5.9%	10	7.0%	6.2%	10
Europe	Discounted cash flow	4.6%	4.1%	11	—%	—%	—
Brazil	Discounted cash flow	7.9%	7.4%	10	9.6%	7.7%	6
Core Retail	Discounted cash flow	6.7%	5.4%	10	7.1%	6.0%	12
LP Investments Office	Discounted cash flow	10.0%	7.3%	7	10.2%	7.0%	6
LP Investments Retail	Discounted cash flow	8.8%	7.3%	10	8.9%	7.8%	9
Mixed-use	Discounted cash flow	7.6%	5.4%	10	7.8%	5.4%	10
Logistics(1)	Direct capitalization	5.8%	n/a	n/a	9.3%	8.3%	10
Multifamily(1)	Direct capitalization	5.1%	n/a	n/a	4.8%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	6.3%	n/a	n/a	6.3%	n/a	n/a
Self-storage(1)	Direct capitalization	5.6%	n/a	n/a	5.7%	n/a	n/a
Student Housing(1)	Direct capitalization	5.8%	n/a	n/a	5.6%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	5.5%	n/a	n/a	5.4%	n/a	n/a

(1)
The valuation method used to value multifamily, triple net lease, self-storage, student housing, logistics and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of fair value measurement of assets
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for December 31, 2019, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Dec. 31, 2019
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$764
Canada	223
Australia	174
Europe	20
Brazil	13
Core Retail	1,112
LP Investments
LP Investments Office	363
LP Investments Retail	108
Logistics	3
Mixed-use	112
Multifamily	130
Triple Net Lease	160
Self-storage	38
Student Housing	101
Manufactured Housing	107
Total	$3,428
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i) above.

	Dec. 31, 2019				Dec. 31, 2018
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$15,213	$535	$—	$—	$14,415	$822
Canada	—	—	4,633	173	—	—	4,127	118
Australia	—	—	1,881	419	—	—	2,342	49
Europe	—	—	936	1,931	—	—	137	1,194
Brazil	—	—	361	—	—	—	329	—
Core Retail (1)	—	—	21,561	—	—	—	17,224	383
LP Investments
LP Investments Office(1)	—	—	8,054	702	—	—	7,861	577
LP Investments Retail	—	—	2,812	—	—	—	3,408	6
Logistics	—	—	84	10	—	—	183	—
Multifamily	—	—	2,937	—	—	—	4,151	—
Triple Net Lease	—	—	4,508	—	—	—	5,067	—
Self-storage	—	—	991	16	—	—	847	84
Student Housing	—	—	2,445	160	—	—	2,031	386
Manufactured Housing	—	—	2,446	—	—	—	2,369	—
Mixed-Use (1)	—	—	2,703	—	—	—	11,523	563
Total	$—	$—	$71,565	$3,946	$—	$—	$76,014	$4,182

(1)	Includes the impact of the deconsolidation of BSREP III investments. See above for further information.
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2019 and 2018:

	Dec. 31, 2019		Dec. 31, 2018
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$767	$838	$835	$836
Additions	950	—	201	—
Dispositions	(125)	—	(7)	(2)
Fair value gains, net and OCI	206	8	(14)	4
Other	(427)	76	(248)	—
Balance, end of year	$1,371	$922	$767	$838
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2019				Dec. 31, 2018
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	$—	$—	$—	$—	$—	$—	$268	$268
Securities designated as FVTPL	—	—	1,250	1,250	—	—	239	239
Securities designated as FVTOCI	—	—	121	121	—	—	260	260
Derivative assets	—	90	—	90	—	247	—	247
Total financial assets	$—	$90	$1,371	$1,461	$—	$247	$767	$1,014

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$922	$922	$—	$—	$813	$813
Derivative liabilities	—	702	—	702	—	340	—	340
Loan payable	—	—	—	—	—	—	24	24
Total financial liabilities	$—	$702	$922	$1,624	$—	$340	$837	$1,177

Disclosure of fair value measurement of liabilities
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2019 and 2018:

	Dec. 31, 2019		Dec. 31, 2018
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$767	$838	$835	$836
Additions	950	—	201	—
Dispositions	(125)	—	(7)	(2)
Fair value gains, net and OCI	206	8	(14)	4
Other	(427)	76	(248)	—
Balance, end of year	$1,371	$922	$767	$838
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2019				Dec. 31, 2018
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	$—	$—	$—	$—	$—	$—	$268	$268
Securities designated as FVTPL	—	—	1,250	1,250	—	—	239	239
Securities designated as FVTOCI	—	—	121	121	—	—	260	260
Derivative assets	—	90	—	90	—	247	—	247
Total financial assets	$—	$90	$1,371	$1,461	$—	$247	$767	$1,014

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$922	$922	$—	$—	$813	$813
Derivative liabilities	—	702	—	702	—	340	—	340
Loan payable	—	—	—	—	—	—	24	24
Total financial liabilities	$—	$702	$922	$1,624	$—	$340	$837	$1,177

Disclosure of interest rate and foreign currency risk
The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Variable rate property debt	$250	$382
Fixed rate property debt due within one year	7	5
Total	$257	$387

Disclosure of sensitivity analysis for types of market risk
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2019
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	377	$(29)	$—
Australian Dollar	A$	2,154	(151)	—
British Pound		£3,275	(434)	—
Euro		€339	(38)	—
Brazilian Real	R$	3,310	(82)	—
Indian Rupee	Rs	26,628	(37)	—
Chinese Yuan	C¥	933	(13)	—
South Korean Won	₩	160,969	(14)	—
United Arab Emirates Dirham	AED	683	(19)	—
Czech Koruna	CZK	10	—	—
Hungarian Forint	HUF	314	—	—
Poland Zloty	PLN	3	—	—
Total			$(817)	$—

(1)	Net of Canadian Dollar denominated loans.

	Dec. 31, 2018
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	58	$(4)	$—
Australian Dollar	A$	2,977	(210)	—
British Pound		£3,965	(506)	—
Euro		€505	(58)	—
Brazilian Real	R$	2,823	(73)	—
Indian Rupee	Rs	25,022	(36)	—
Hong Kong Dollar	HK$	(75)	1	—
Chinese Yuan	C¥	1,593	(23)	—
South Korean Won	₩	245,507	(22)	—
United Arab Emirates Dirham	AED	451	(12)	—
Total			$(943)	$—

(1)	Net of Canadian Dollar denominated loans.

	Dec. 31, 2017
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	4	$—	$—
Australian Dollar	A$	2,679	(209)	—
British Pound		£3,719	(503)	—
Euro		€213	(26)	—
Brazilian Real	R$	2,591	(78)	—
Indian Rupee	Rs	15,904	(25)	—
Hong Kong Dollar	HK$	(75)	1	—
Chinese Yuan	C¥	1,207	(19)	—
South Korean Won	₩	232,345	(22)	—
United Arab Emirates Dirham	AED	451	(12)	—
Total			$(893)	$—

(1)	Net of Canadian Dollar denominated loans.